================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                    ----------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: June 30, 2011

================================================================================

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                                                        SEMI-ANNUAL REPORT 2011

SUNAMERICA
Senior Floating Rate Fund

[LOGO]

                        TABLE OF CONTENTS


                    SHAREHOLDERS' LETTER................  1
                    EXPENSE EXAMPLE.....................  2
                    STATEMENT OF ASSETS AND LIABILITIES.  4
                    STATEMENT OF OPERATIONS.............  5
                    STATEMENT OF CHANGES IN NET ASSETS..  6
                    STATEMENT OF CASH FLOWS.............  7
                    FINANCIAL HIGHLIGHTS................  8
                    PORTFOLIO OF INVESTMENTS............  9
                    NOTES TO FINANCIAL STATEMENTS....... 21
                    APPROVAL OF ADVISORY AGREEMENTS..... 30

        JUNE 30, 2011                                         SEMI-ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present you with the semi-annual shareholder report for the SunAmerica Senior Floating Rate Fund for the six-month period ended June 30, 2011.

The strong absolute performance of the bank loan market in 2010 continued into the first quarter of 2011, though returns were roughly flat during the second quarter, as worries of a sovereign debt default by Greece weighed heavily on all credit markets. However, fundamentals remain attractive within the bank loan market due to the wide yield curve and default rates being well below historical averages. The S&P/LSTA Leveraged Loan Index* posted a 2.61% gain for the entire six-month period, much of that coming from the first half of the period.

The demand for bank loans stayed positive during the period, as investors were attracted to their yield and low interest-rate sensitivity. AMG Data Services has reported over $25 billion of inflows into bank-loan mutual funds in the first half of 2011. New-issue volume of collateralized loan obligations remains high this year with $100 billion through March 2011.

The Fund continues to be positioned in line with our expectation of a continued slow economic recovery. We favor the middle of the credit quality spectrum, which we see as offering the best risk-adjusted return opportunities. We continue to take advantage of opportunities in the new-issue market to buy loans at attractive current yields where increased supply and systemic risk aversion have pushed spreads somewhat wider.

We value your support and thank you for your continued investment in the Fund.

Sincerely,

THE SUNAMERICA SENIOR FLOATING RATE FUND PORTFOLIO MANAGER

Jeffrey W. Heuer
Wellington Management

--------
Past performance is no guarantee of future results.

*The S&P/LSTA LEVERAGED LOAN INDEX (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments. Indices are not managed and an investor cannot invest directly into an index.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g. unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2011 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2011 and held until June 30, 2011.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2011" to estimate the expenses you paid on your account during this period. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended June 30, 2011" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2011" column does not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2011" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended June 30, 2011" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2011" column does not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2011" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)


                                                 ACTUAL                                           HYPOTHETICAL
                            ------------------------------------------------- ------------------------------------
                                                  ENDING                                          ENDING ACCOUNT
                                               ACCOUNT VALUE  EXPENSES PAID                         VALUE USING
                                BEGINNING      USING ACTUAL     DURING THE        BEGINNING      A HYPOTHETICAL 5%
                              ACCOUNT VALUE     RETURNS AT   SIX MONTHS ENDED   ACCOUNT VALUE    ASSUMED RETURN AT
                            AT JANUARY 1, 2011 JUNE 30, 2011  JUNE 30, 2011*  AT JANUARY 1, 2011   JUNE 30, 2011
                            ------------------ ------------- ---------------- ------------------ -----------------
Senior Floating Rate Fund#
   Class A.................     $1,000.00        $1,024.35        $7.28           $1,000.00          $1,017.60
   Class C.................     $1,000.00        $1,022.84        $8.78           $1,000.00          $1,016.12

                            -----------------
                                             EXPENSE
                             EXPENSES PAID    RATIO
                               DURING THE     AS OF
                            SIX MONTHS ENDED JUNE 30,
                             JUNE 30, 2011*   2011*
                            ---------------- --------
Senior Floating Rate Fund#
   Class A.................      $7.25         1.45%
   Class C.................      $8.75         1.75%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
# During the stated period, the investment adviser either waived/reimbursed a portion of or all of the fees/expenses and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived/reimbursed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2011" and the "Expense Ratios" would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2011 -- (UNAUDITED)

ASSETS:
Investments at value (unaffiliated)*............................... $516,278,801
Repurchase agreements (cost approximates value)....................   11,050,000
                                                                    ------------
  Total investments................................................ $527,328,801
                                                                    ------------
Cash...............................................................        3,250
Receivable for:
  Fund shares sold.................................................    1,900,942
  Dividends and interest...........................................    2,766,372
  Investments sold.................................................    1,243,046
Prepaid expenses and other assets..................................       33,922
Due from investment adviser for expense reimbursements/fee waivers.      157,989
                                                                    ------------
  Total assets.....................................................  533,434,322
                                                                    ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................    1,499,614
  Investments purchased............................................    3,057,150
  Investment advisory and management fees..........................      370,955
  Distribution and service maintenance fees........................      232,093
  Administration fees..............................................       87,284
  Transfer agent fees and expenses.................................      102,206
  Directors' fees and expenses.....................................        2,000
  Other accrued expenses...........................................      227,227
Dividends payable..................................................      734,110
Commitments (Note 11)..............................................           --
                                                                    ------------
  Total liabilities................................................    6,312,639
                                                                    ------------
   Net Assets...................................................... $527,121,683
                                                                    ============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value....................................... $    635,611
Additional paid-in capital.........................................  585,982,735
                                                                    ------------
                                                                     586,618,346
Accumulated undistributed net investment income (loss).............     (491,856)
Accumulated undistributed net realized gain (loss) on investments..  (50,168,960)
Unrealized appreciation (depreciation) on investments..............   (8,835,847)
                                                                    ------------
   Net Assets...................................................... $527,121,683
                                                                    ============
CLASS A:
Net assets......................................................... $292,210,129
Shares outstanding.................................................   35,222,659
Net asset value and redemption price per share..................... $       8.30
Maximum sales charge (3.75% of offering price).....................         0.32
                                                                    ------------
Maximum offering price to public................................... $       8.62
                                                                    ============
CLASS C:
Net assets......................................................... $234,911,554
Shares outstanding.................................................   28,338,449
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charges)...... $       8.29
                                                                    ============
*COST
  Investment securities (unaffiliated)............................. $525,114,648
                                                                    ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30, 2011 -- (UNAUDITED)

INVESTMENT INCOME:
Interest (unaffiliated)........................................................... $11,426,067
Dividends (unaffiliated)..........................................................       6,999
Facility and other fee income (Note 2)............................................   2,934,507
                                                                                   -----------
   Total investment income........................................................  14,367,573
                                                                                   -----------
EXPENSES:
Investment advisory and management fees...........................................   2,175,359
Administration fees...............................................................     511,849
Distribution and service maintenance fees:
  Class A.........................................................................     512,803
  Class C.........................................................................     820,572
Transfer agent fees and expenses:
  Class A.........................................................................     332,515
  Class C.........................................................................     247,166
Registration fees:
  Class A.........................................................................      34,255
  Class C.........................................................................      25,794
Accounting service fees...........................................................      48,873
Custodian and accounting fees.....................................................      75,588
Reports to shareholders...........................................................      39,577
Audit and tax fees................................................................      47,999
Legal fees........................................................................       2,796
Directors' fees and expenses......................................................      30,146
Interest expense..................................................................         240
Other expenses....................................................................      68,626
                                                                                   -----------
   Total expenses before fee waivers, expense reimbursements and custody credits..   4,974,158
   Fees waived and expenses reimbursed by investment adviser (Note 5).............    (935,019)
   Custody credits earned on cash balances........................................          (5)
                                                                                   -----------
   Net expenses...................................................................   4,039,134
                                                                                   -----------
Net investment income (loss)......................................................  10,328,439
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)............................   1,593,322
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....    (952,898)
                                                                                   -----------
Net realized and unrealized gain (loss) on investments............................     640,424
                                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $10,968,863
                                                                                   ===========

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE
                                                                        SIX MONTHS
                                                                           ENDED     FOR THE YEAR
                                                                         JUNE 30,       ENDED
                                                                           2011      DECEMBER 31,
                                                                        (UNAUDITED)      2010
                                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income (loss)......................................... $ 10,328,439  $ 14,523,481
 Net realized gain (loss) on investments (unaffiliated)...............    1,593,322     1,339,860
 Net unrealized gain (loss) on investments (unaffiliated).............     (952,898)   15,324,752
                                                                       ------------  ------------
Increase (decrease) in net assets resulting from operations...........   10,968,863    31,188,093
                                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)......................................   (6,061,006)   (8,312,099)
 Net investment income (Class C)......................................   (4,198,965)   (6,542,623)
                                                                       ------------  ------------
Total distributions to shareholders...................................  (10,259,971)  (14,854,722)
                                                                       ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 3)................................................   80,547,627   196,049,379
                                                                       ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................   81,256,519   212,382,750
NET ASSETS:
Beginning of period...................................................  445,865,164   233,482,414
                                                                       ------------  ------------
End of period+........................................................ $527,121,683  $445,865,164
                                                                       ============  ============
+Includes accumulated undistributed net investment income (loss)...... $   (491,856) $   (560,324)
                                                                       ============  ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CASH FLOWS -- FOR THE SIX MONTHS ENDED JUNE 30, 2011 -- (UNAUDITED)

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations.................................................................... $  10,968,863

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:
  Purchase of loans...........................................................................................  (229,843,927)
  Proceeds from loans sold....................................................................................    12,499,298
  Loan principal paydowns.....................................................................................   125,817,784
  Net sales of short-term securities..........................................................................    37,729,288
  Accretion of facility fee income............................................................................    (1,570,309)
  Increase in receivable for dividends and interest...........................................................      (904,297)
  Decrease in receivable for investments sold.................................................................     1,640,923
  Increase in amount due from investment adviser for expense reimbursements/fee waivers.......................        (7,741)
  Increase in prepaid expenses and other assets...............................................................       (28,360)
  Decrease in payable for investments purchased...............................................................   (27,417,982)
  Increase in payable for investment advisory and management fees.............................................        62,182
  Increase in payable for distribution and maintenance fees...................................................        39,708
  Increase in payable for administration fees.................................................................        14,631
  Decrease in other accrued expenses..........................................................................       (12,037)
  Unrealized depreciation on investments......................................................................       952,898
  Net realized gain from investments..........................................................................    (1,593,322)
                                                                                                               -------------
Net cash used in operating activities......................................................................... $ (71,652,400)
                                                                                                               -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold.....................................................................................   201,490,812
Payment on shares redeemed....................................................................................  (125,531,089)
Cash dividends paid...........................................................................................    (4,304,073)
                                                                                                               -------------
Net cash provided by financing activities..................................................................... $  71,655,650
                                                                                                               -------------
Net increase in cash..........................................................................................         3,250
Cash balance at beginning of period...........................................................................            --
                                                                                                               -------------
Cash balance at end of period................................................................................. $       3,250
                                                                                                               =============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $6,066,438.

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        FINANCIAL HIGHLIGHTS

                                  NET GAIN
                                  (LOSS) ON
               NET               INVESTMENTS                        DIVIDENDS           NET               NET     RATIO OF
              ASSET                 (BOTH               DIVIDENDS   FROM NET           ASSET            ASSETS,   EXPENSES
             VALUE,      NET      REALIZED   TOTAL FROM  FROM NET   REALIZED    TOTAL  VALUE,           END OF   TO AVERAGE
  PERIOD    BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT  GAINS ON   DISTRI- END OF   TOTAL   PERIOD      NET
  ENDED     OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME   INVESTMENTS BUTIONS PERIOD RETURN(2) (000'S)  ASSETS(3)
----------- --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ----------
                                                                    CLASS A
-             -         -          -           -          -         -------
10/04/06*-
 12/31/06     $9.39     $0.38      $(0.22)     $ 0.16     $(0.15)   $     --   $(0.15) $9.40     1.75%  $ 14,165    1.45%(4)
12/31/07       9.40      0.56       (0.48)       0.08      (0.60)         --    (0.60)  8.88     0.84     89,077    1.45
12/31/08       8.88      0.49       (3.74)      (3.25)     (0.49)         --    (0.49)  5.14   (38.20)    25,546    1.45
12/31/09       5.14      0.32        2.72        3.04      (0.35)         --    (0.35)  7.83    60.63    103,932    1.45
12/31/10       7.83      0.34        0.46        0.80      (0.36)         --    (0.36)  8.27    10.33    255,026    1.45
06/30/11(5)    8.27      0.17        0.03        0.20      (0.17)         --    (0.17)  8.30     2.44    292,210    1.45(3)(4)
                                                                    CLASS C
-             -         -          -           -          -         -------
12/31/06      $9.39     $0.59      $ 0.01      $ 0.60     $(0.59)   $     --   $(0.59) $9.40     6.54%  $176,743    1.75%
12/31/07       9.40      0.57       (0.52)       0.05      (0.58)         --    (0.58)  8.87     0.43    235,957    1.75
12/31/08       8.87      0.47       (3.74)      (3.27)     (0.46)         --    (0.46)  5.14   (38.31)    86,126    1.75
12/31/09       5.14      0.32        2.69        3.01      (0.33)         --    (0.33)  7.82    59.94    129,550    1.75
12/31/10       7.82      0.32        0.45        0.77      (0.33)         --    (0.33)  8.26    10.01    190,839    1.75
06/30/11(5)    8.26      0.16        0.03        0.19      (0.16)         --    (0.16)  8.29     2.28    234,912    1.75(3)(4)

              RATIO OF
                 NET
             INVESTMENT
              INCOME TO
  PERIOD       AVERAGE     PORTFOLIO
  ENDED     NET ASSETS(3)  TURNOVER
----------- -------------  ---------

-
10/04/06*-
 12/31/06       6.78%(4)      61%
12/31/07        6.58          91
12/31/08        6.05          32
12/31/09        4.94          74
12/31/10        4.34          41
06/30/11(5)     4.17(3)(4)    28

-
12/31/06        6.26%         61%
12/31/07        6.24          91
12/31/08        5.89          32
12/31/09        4.88          74
12/31/10        4.03          41
06/30/11(5)     3.86(3)(4)    28

--------
*  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (See Note 5):

              12/31/06   12/31/07 12/31/08 12/31/09 12/31/10 06/30/11(4)(5)
              --------   -------- -------- -------- -------- --------------
     Class A.   1.81%(4)   0.59%    0.65%    0.55%    0.38%       0.32%
     Class C.   0.64       0.65     0.73     0.66     0.48        0.42

(4)Annualized
(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO PROFILE -- JUNE 30, 2011 -- (UNAUDITED)

      INDUSTRY ALLOCATION*
      Media.......................................................   9.8%
      Hotels, Restaurants & Leisure...............................   7.9
      Health Care Providers & Services............................   6.9
      Commercial Services & Supplies..............................   4.2
      Chemicals...................................................   4.2
      Software....................................................   4.1
      Diversified Financial Services..............................   3.9
      Auto Components.............................................   3.7
      IT Services.................................................   3.6
      Specialty Retail............................................   3.0
      Capital Markets.............................................   2.6
      Food Products...............................................   2.5
      Wireless Telecommunication Services.........................   2.3
      Containers & Packaging......................................   2.2
      Repurchase Agreements.......................................   2.1
      Food & Staples Retailing....................................   2.1
      Semiconductors & Semiconductor Equipment....................   2.0
      Insurance...................................................   1.9
      Aerospace & Defense.........................................   1.9
      Industrial Conglomerates....................................   1.8
      Communications Equipment....................................   1.7
      Diversified Telecommunication Services......................   1.6
      Energy Equipment & Services.................................   1.6
      Health Care Equipment & Supplies............................   1.4
      Multiline Retail............................................   1.3
      Industrial Power Producers & Energy Traders.................   1.2
      Registered Investment Companies.............................   1.2
      Internet & Catalog Retail...................................   1.1
      Multi Utilities.............................................   1.1
      Professional Services.......................................   1.0
      Airlines....................................................   1.0
      Personal Products...........................................   1.0
      Household Products..........................................   1.0
      Pharmaceuticals.............................................   1.0
      Oil, Gas & Consumable Fuels.................................   1.0
      Consumer Finance............................................   1.0
      Building Products...........................................   0.9
      Health Care Technology......................................   0.9
      Metals & Mining.............................................   0.8
      Automobiles.................................................   0.7
      Road & Rail.................................................   0.7
      Leisure Equipment & Products................................   0.7
      Diversified Consumer Services...............................   0.5
      Distributors................................................   0.5
      Biotechnology...............................................   0.5
      Machinery...................................................   0.5
      Marine......................................................   0.3
      Real Estate Management & Development........................   0.3
      Transportation Infrastructure...............................   0.2
      Internet Software & Services................................   0.2
      Textiles, Apparel & Luxury Goods............................   0.2
      Electric Utilities..........................................   0.1
      Paper & Forest Products.....................................   0.1
                                                                   -----
                                                                   100.0%
                                                                   =====

      CREDIT QUALITY+#
      BBB.........................................................   0.2%
      BBB-........................................................   2.7
      BB+.........................................................   4.8
      BB..........................................................   8.9
      BB-.........................................................  22.4
      B+..........................................................  27.8
      B...........................................................  17.2
      B-..........................................................   5.2
      CCC+........................................................   1.2
      CCC.........................................................   1.8
      CCC-........................................................   0.5
      CC..........................................................   0.5
      Not Rated@ .................................................   6.8
                                                                   -----
                                                                   100.0%
                                                                   =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED)

                                                 RATINGS/(1)/
                                                 (UNAUDITED)
                                                 ------------
                                                              INTEREST  MATURITY  PRINCIPAL    VALUE
       INDUSTRY DESCRIPTION             TYPE     MOODY'S S&P    RATE    DATE/(2)/  AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 94.9%
AEROSPACE & DEFENSE -- 1.9%
  SI Organization, Inc............. BTL-B         Ba3     NR    4.50    11/22/16  $2,303,425 $ 2,303,424
  Transdigm Group, Inc............. BTL-B         Ba1    BB-    4.00    02/14/17   3,064,600   3,079,205
  Wesco International, Inc......... BTL-B         Ba3    BB-    4.25    04/07/17     652,800     657,899
  Wyle Laboratories, Inc........... BTL-B          B1     BB    5.75    05/14/17   3,229,029   3,241,137
                                                                                             -----------
                                                                                               9,281,665
                                                                                             -----------
AIRLINES -- 1.0%
  Delta Air Lines, Inc............. BTL           Ba2    BB-    5.50    04/20/17   2,850,000   2,829,812
  United Airlines, Inc............. Tranche B     Ba3    BB-  2.19-2.25 02/01/14   1,364,444   1,304,181
  US Airways Group, Inc............ BTL            B3     B+    2.69    03/23/14   1,420,000   1,289,664
                                                                                             -----------
                                                                                               5,423,657
                                                                                             -----------
AUTO COMPONENTS -- 3.7%
  Allison Transmission, Inc........ BTL-B          B1     B+    2.94    08/07/14   4,221,507   4,145,980
  Federal Mogul Corp............... BTL-B         Ba3     B+    2.13    06/27/15   2,939,291   2,788,126
  Federal Mogul Corp............... BTL-C         Ba3     B+    2.13    06/27/15   1,499,638   1,422,513
  FleetPride Corp.................. BTL-B         Ba3    BB-    2.69    06/28/13     226,563     222,598
  Metaldyne Co. LLC................ BTL-B          B1     B+    5.25    05/18/17     997,500     999,370
  Remy International, Inc.......... BTL-B          B1     B+    6.25    12/17/16   2,014,875   2,027,468
  Tenneco, Inc..................... BTL-B         Ba1    BBB-   5.00    06/03/16     990,000     994,950
  UCI International, Inc........... BTL-B         Ba2     B     5.50    07/26/17   2,233,775   2,251,460
  Veyance Technologies, Inc........ 1st Lien       NR     NR    2.69    07/31/14   2,526,562   2,406,551
  Veyance Technologies, Inc........ Delayed Draw   NR     NR    2.69    07/31/14     361,875     344,686
  Viking Acquisition, Inc.......... BTL-B         Ba3     B+    6.00    11/05/16   1,726,325   1,729,562
                                                                                             -----------
                                                                                              19,333,264
                                                                                             -----------
AUTOMOBILES -- 0.7%
  Chrysler Group LLC............... BTL-B         Ba2     BB    6.00    05/24/17   2,875,000   2,807,918
  Ford Motor Co.................... BTL-B         Baa3   BB+    2.94    12/15/13     995,122     995,770
                                                                                             -----------
                                                                                               3,803,688
                                                                                             -----------
BIOTECHNOLOGY -- 0.5%
  Grifols SA....................... BTL-B         Ba3     NR    6.00    11/10/16   2,535,000   2,549,787
                                                                                             -----------
BUILDING PRODUCTS -- 0.9%
  Armstrong World Industries, Inc.. BTL-B          B1    BB-    4.00    03/10/18   2,478,788   2,484,727
  Brand Services, Inc.............. BTL            B2     B   2.50-2.56 02/07/14   1,819,984   1,656,186
  Brand Services, Inc.............. BTL-B2         B2     B     3.56    02/07/14     914,683     841,508
                                                                                             -----------
                                                                                               4,982,421
                                                                                             -----------
CAPITAL MARKETS -- 2.6%
  BNY ConvergEX Group LLC.......... 1st Lien       B1     B+    5.25    12/16/16   3,920,300   3,933,778
  BNY ConvergEX Group LLC.......... 2nd Lien       B2     B-    8.75    12/16/17   2,075,000   2,119,959
  Nuveen Investments, Inc.......... BTL-B          B2     B   3.25-3.27 11/13/14   1,383,480   1,368,132
  Nuveen Investments, Inc.......... BTL            B2     B   5.75-5.77 05/13/17   1,616,520   1,619,215
  Pinafore LLC..................... BTL-B         Ba2     BB    4.25    09/21/16   2,454,221   2,457,500
  Tensar Earth Technologies, Inc... BTL-B          B2     B-    7.75    10/31/12     708,680     676,790
  TPF Generation Holdings LLC...... 2nd Lien       B3     B     4.50    12/15/14   1,500,000   1,457,813
                                                                                             -----------
                                                                                              13,633,187
                                                                                             -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

                                                 RATINGS/(1)/
                                                 (UNAUDITED)
                                                 ------------
                                                              INTEREST  MATURITY  PRINCIPAL    VALUE
         INDUSTRY DESCRIPTION             TYPE   MOODY'S S&P    RATE    DATE/(2)/  AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------------------------------
CHEMICALS -- 3.6%
  Brenntag AG.......................... BTL-B2    Ba2    BBB- 3.69-3.75 01/18/14  $  166,444 $   166,548
  Brenntag AG.......................... BTL       Ba2    BBB- 3.69-3.95 01/18/14      28,962      28,981
  Chemtura Corp........................ BTL       Ba1    BB+    5.50    08/27/16   1,890,000   1,901,024
  GenTek............................... BTL        NR     B   5.00-5.75 03/09/18   2,865,838   2,882,555
  Hexion Specialty Chemicals, Inc...... BTL-C1    Ba3     B-    4.00    05/05/15     478,167     472,070
  Hexion Specialty Chemicals, Inc...... BTL-C2    Ba3     B-    4.00    05/05/15     213,347     210,627
  Houghton International, Inc.......... BTL-B      B1     B     6.75    01/31/16     496,606     500,641
  Huntsman International LLC........... BTL       Ba2    BB-    2.77    04/19/17   1,780,968   1,739,783
  Huntsman International LLC........... BTL-C     Ba2    BB-  2.44-2.47 06/30/16     264,918     258,768
  Ineos US Finance LLC................. BTL-B2     B1     B     7.50    12/16/13   1,399,433   1,449,726
  Ineos US Finance LLC................. BTL-C2     B1     B     8.00    12/16/14   1,590,432   1,647,589
  Momentive Performance................ BTL-B     Ba3     B     3.69    05/05/15   1,966,567   1,933,791
  OMNOVA Solutions, Inc................ BTL-B     Ba2     B+    5.75    05/31/17     547,250     549,986
  Solutia, Inc......................... BTL-B     Ba1    BB+    3.50    08/01/17     654,493     657,122
  Styron LLC........................... BTL-B      B1     B+    6.00    08/02/17     781,075     781,482
  Univar, Inc.......................... BTL-B      B2     B     5.00    04/28/17   3,567,075   3,566,119
                                                                                             -----------
                                                                                              18,746,812
                                                                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.2%
  Altegrity, Inc....................... BTL-B      B1     B+    7.75    08/03/15   2,386,963   2,408,596
  ATI Schools.......................... BTL-B     Ba3    CCC    8.25    12/31/14     985,000     920,975
  Audio Visual Services Group, Inc..... 2nd Lien   NR     NR    5.81    08/28/14   1,077,040     651,609
  AWAS................................. BTL-B      NR     NR    5.25    06/13/16   2,387,600   2,398,046
  KAR Auction Services, Inc............ BTL-B     Ba3    BB-    5.00    05/20/17   2,050,000   2,058,007
  Key Safety Systems, Inc.............. 1st Lien   NR     BB    2.44    03/08/14   1,435,488   1,346,667
  New Holdings I LLC................... BTL        B3     B-    9.50    03/23/17   1,750,000   1,824,375
  New Holdings I LLC................... BTL-B     Ba3     B+    6.00    03/23/16   2,785,714   2,783,394
  Quad Graphics, Inc................... BTL-B     Ba2    BBB-   5.50    07/01/16   2,009,700   2,017,638
  Reynolds Group Holdings, Inc......... Tranch E  Ba3     BB    4.25    02/09/18   4,977,525   4,957,132
  ValleyCrest Cos...................... 1st Lien   NR     NR    6.50    10/04/16     878,403     865,227
                                                                                             -----------
                                                                                              22,231,666
                                                                                             -----------
COMMUNICATIONS EQUIPMENT -- 1.7%
  Aeroflex, Inc........................ BTL-B      B1    BB-    4.25    05/09/18   2,085,000   2,081,078
  CommScope, Inc....................... BTL-B     Ba3     BB    5.00    01/14/18   1,686,773   1,694,827
  Sorenson Communications, Inc......... BTL-C      NR     NR    6.00    08/16/13   5,539,235   5,376,869
                                                                                             -----------
                                                                                               9,152,774
                                                                                             -----------
CONSUMER FINANCE -- 1.0%
  Fifth Third Processing Solutions LLC. BTL-B     Ba3    BB-    4.50    11/18/16   5,014,832   5,036,771
                                                                                             -----------
CONTAINERS & PACKAGING -- 2.2%
  Anchor Glass Container Corp.......... 1st Lien   B1    BB-    6.00    02/03/16   1,546,373   1,561,837
  Anchor Glass Container Corp.......... 2nd Lien   B3     B-    10.00   09/02/16     560,000     571,900
  Berry Plastics Corp.................. BTL-C      B1     B     2.26    04/03/15   1,966,653   1,862,790
  BWAY Corp............................ BTL-B     Ba3     B+    4.50    02/09/18   2,727,886   2,734,989
  BWAY Corp............................ BTL-C     Ba3     B+  4.50-5.50 02/09/18     242,190     243,553
  Consolidated Container Co............ 2nd Lien  Caa1   CCC+   5.69    09/28/14   1,250,000   1,140,625
  Graham Packaging Co. LP.............. BTL-D      B1     B+    6.00    09/23/16   1,786,500   1,792,697
  Graham Packaging Co. LP.............. BTL-C      B1     B+    6.75    04/05/14     730,569     733,661
  Tank Intermediate Holding Corp....... BTL-A      B1     B+    5.00    04/15/16   1,132,075   1,134,906
                                                                                             -----------
                                                                                              11,776,958
                                                                                             -----------
DISTRIBUTORS -- 0.5%
  CDW Corp............................. BTL-B      B2     B     4.50    07/15/17   2,784,560   2,750,332
                                                                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 0.5%
  Vertrue, Inc......................... BTL        B1     B     5.25    08/18/14   2,111,645   1,752,665
  Vertrue, Inc......................... 2nd Lien  Caa2   CCC+   9.25    08/14/15   1,490,000   1,080,250
                                                                                             -----------
                                                                                               2,832,915
                                                                                             -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

                                                             RATINGS/(1)/
                                                             (UNAUDITED)
                                                             ------------
                                                                           INTEREST  MATURITY  PRINCIPAL    VALUE
             INDUSTRY DESCRIPTION                   TYPE     MOODY'S S&P     RATE    DATE/(2)/  AMOUNT     (NOTE 2)
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.9%
  Axcan Pharma, Inc............................ BTL-B          B1     BB     5.50    02/11/17  $4,293,425 $ 4,259,078
  BLB Management Services, Inc................. 1st Lien       B2     BB     7.75    11/05/15     143,728     144,207
  Bridge Information Systems, Inc.+@# (5)(6)... BTL-B          NR     NR     6.25    05/29/05     353,314           0
  BRSP LLC..................................... BTL            B2    BB-     7.50    06/04/14   1,939,421   1,949,119
  CIT Group, Inc............................... BTL-A         Ba3     BB     6.25    08/11/15   2,486,836   2,506,375
  Foxco Acquisition LLC........................ BTL-B          B1     B+     4.75    07/21/15   3,103,071   3,106,950
  Global Cash Access LLC....................... BTL            B1    BB-     7.00    03/01/16   1,780,952   1,790,600
  Pinnacle Foods Group, Inc.................... BTL-B         Ba3     B+     2.69    04/02/14     958,955     952,895
  Universal City Apartment Holding............. BTL-B         Ba2     BB     5.50    11/06/14     774,300     777,684
  Visant Corp.................................. BTL           Ba3    BB-     5.25    12/22/16   5,049,625   5,048,050
                                                                                                          -----------
                                                                                                           20,534,958
                                                                                                          -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
  SAVVIS Communications Corp................... BTL            B1     B      6.75    08/04/16   2,084,250   2,098,840
  Telcordia Technologies, Inc.................. BTL-B          B1     B+     6.75    04/28/16     972,736     974,762
  U.S. TelePacific Corp........................ BTL            B3     B-     5.75    02/23/17   1,936,585   1,931,017
  Vonage Holdings Corp......................... BTL-B          B2     BB  9.75-10.25 12/14/15   2,587,000   2,599,935
  West Corp.................................... BTL-B2        Ba3    BB-  2.62-2.65  10/24/13     986,558     980,597
                                                                                                          -----------
                                                                                                            8,585,151
                                                                                                          -----------
ELECTRIC UTILITIES -- 0.1%
  La Paloma Generating Co...................... Delayed Draw   B3    CCC+    2.00    08/16/12      14,224      13,886
  La Paloma Generating Co...................... LOC            B3    CCC+    1.94    08/16/12      32,787      32,008
  La Paloma Generating Co...................... 1st Lien       B3    CCC+    2.00    08/16/12     178,598     174,356
  La Paloma Generating Co...................... 2nd Lien      Caa2    CC     3.75    08/16/13     250,000     238,500
  Mach Gen LLC................................. LOC           Ba3    BB-     2.31    02/22/13      88,760      82,991
                                                                                                          -----------
                                                                                                              541,741
                                                                                                          -----------
ENERGY EQUIPMENT & SERVICES -- 1.6%
  Aquilex Holdings LLC......................... BTL-B         Ba3    BB-     6.00    04/01/16   1,970,819   1,969,587
  Big West Oil LLC............................. BTL            B2     B+     7.00    04/04/16     868,421     875,477
  Frac Tech International LLC.................. BTL-B          B2     B+     6.25    05/06/16   2,583,232   2,582,222
  MEG Energy Corp.............................. BTL-B         Ba3    BBB-    4.00    03/18/18   2,775,000   2,780,852
                                                                                                          -----------
                                                                                                            8,208,138
                                                                                                          -----------
FOOD & STAPLES RETAILING -- 2.1%
  Great Atlantic & Pacific Tea Co., Inc.(5).... DIP            B2     NR     8.75    06/14/12   1,150,000   1,164,375
  Rite Aid Corp................................ BTL-B2         B3     B+     1.94    06/04/14   2,886,109   2,763,449
  Rite Aid Corp................................ BTL-B5         B3     B+     4.50    03/03/18   3,401,707   3,351,212
  Smart & Final, Inc........................... 1st Lien       B3     B+     5.00    05/31/16     416,420     416,940
  Smart & Final, Inc........................... 2nd Lien      Caa1   CCC+    9.06    11/30/14   1,000,000     998,750
  Sprouts Farmers Market LLC................... BTL-B          B2     B+     6.00    04/18/18   2,274,300   2,260,086
                                                                                                          -----------
                                                                                                           10,954,812
                                                                                                          -----------
FOOD PRODUCTS -- 2.5%
  Brickman Group Holdings, Inc................. BTL-B          B1     B+     7.25    10/14/16   2,079,550   2,110,419
  Darling International, Inc................... BTL-B         Ba2    BBB-    5.00    12/17/16     274,000     275,370
  Del Monte Corp............................... BTL-B         Ba3     B+     4.50    03/08/18   6,470,000   6,462,922
  Dole Food Co., Inc........................... BTL-B         Ba2    BB-  5.00-5.50  03/03/17     317,062     317,822
  Dole Food Co., Inc........................... BTL-C         Ba2    BB-  5.00-5.50  03/03/17     787,502     789,389
  Michael Foods, Inc........................... BTL-B          B1     B+     4.25    02/25/18   3,131,004   3,137,266
                                                                                                          -----------
                                                                                                           13,093,188
                                                                                                          -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
  Carestream Health, Inc....................... BTL-B          B1    BB-     5.00    02/25/17   6,034,875   5,654,678
  Gambro AB.................................... BTL-B          NR     NR     2.44    06/05/14       8,402       8,355
  Gambro AB.................................... BTL-C          NR     NR     3.19    06/05/15       8,402       8,355
  PTS Pharmaceuticals.......................... BTL-B         Ba3    BB-     2.44    04/10/14   1,920,000   1,840,800
                                                                                                          -----------
                                                                                                            7,512,188
                                                                                                          -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

                                                          RATINGS/(1)/
                                                          (UNAUDITED)
                                                          ------------
                                                                       INTEREST  MATURITY  PRINCIPAL    VALUE
           INDUSTRY DESCRIPTION                  TYPE     MOODY'S S&P    RATE    DATE/(2)/  AMOUNT     (NOTE 2)
-----------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 6.9%
  Alliance HealthCare Services, Inc......... BTL-B         Ba3    BB-    5.50    06/01/16  $  329,975 $   329,425
  Community Health Systems, Inc............. BTL           Ba3     BB    3.75    01/25/17     829,450     810,785
  Community Health Systems, Inc............. Delayed Draw  Ba3     BB    2.50    07/25/14      48,740      47,183
  Community Health Systems, Inc............. BTL           Ba3     BB    2.50    07/25/14     942,276     912,179
  DaVita, Inc............................... BTL-B         Ba2     BB    4.50    10/20/16   1,736,275   1,743,406
  Emergency Medical Services Corp........... BTL-B          B1     B+    5.25    05/25/18   2,942,625   2,937,108
  HCA, Inc.................................. Tranche B3    Ba2     BB    3.50    05/01/18   1,000,000     986,181
  HealthSpring, Inc......................... BTL-B         Ba3     B+    6.00    10/22/16   2,823,877   2,823,877
  inVentiv Health, Inc...................... BTL-B          NR     NR    4.75    08/04/16   1,210,865   1,205,870
  inVentiv Health, Inc...................... BTL-B1         NR     NR    4.75    08/04/16     332,500     331,128
  inVentiv Health, Inc...................... BTL-B2         NR     NR    4.75    08/04/16     661,142     658,414
  Kindred Healthcare, Inc................... BTL-B         Ba3     B+    5.25    06/01/18   3,600,000   3,600,900
  Multiplan, Inc............................ BTL           Ba3     B     4.75    08/18/17   4,567,308   4,558,031
  National Surgical Hospitals, Inc.......... BTL            B2     B     8.25    01/04/17   3,112,891   3,120,674
  Prime Healthcare Services, Inc............ BTL-B          B1     NR    7.25    04/28/15     987,500     962,813
  Quintiles Transnational Corp.............. BTL-B          B1    BB-    5.00    06/08/18   2,725,000   2,712,228
  Renal Advantage Holdings, Inc............. BTL-B         Ba3     B     5.75    12/17/16   2,651,675   2,661,619
  Universal Health Services, Inc............ BTL-B         Ba2    BB+    4.00    11/15/16   2,750,625   2,761,322
  Vantage Oncology, Inc..................... BTL            B2     B     6.25    02/28/17   3,468,874   3,447,194
                                                                                                      -----------
                                                                                                       36,610,337
                                                                                                      -----------
HEALTH CARE TECHNOLOGY -- 0.9%
  IMS Health, Inc........................... BTL-B         Ba3     BB    4.50    08/31/17   2,690,968   2,697,695
  MedAssets, Inc............................ BTL           Ba3    BB-    5.25    11/16/16   1,911,260   1,919,622
                                                                                                      -----------
                                                                                                        4,617,317
                                                                                                      -----------
HOTELS, RESTAURANTS & LEISURE -- 7.7%
  24 Hour Fitness Worldwide, Inc............ BTL-B         Ba3     B+    6.75    04/22/16   2,722,500   2,705,484
  Ameristar Casinos, Inc.................... BTL-B         Ba3    BB+    4.00    04/14/18     877,800     881,884
  Burger King Corp.......................... BTL-B         Ba3    BB-    4.50    10/19/16   6,253,575   6,246,296
  Caesars Entertainment Operating Co., Inc.. BTL-B2         B3     B   4.44-4.48 01/28/18   5,000,000   4,370,835
  CCM Merger, Inc........................... BTL-B          B3     B+    7.00    03/01/17   3,850,269   3,906,822
  Cedar Fair LP............................. BTL-B         Ba2    BB-    4.00    12/15/17   2,164,125   2,173,323
  Denny's Corp.............................. BTL-B          B1     B+    5.25    09/30/16   1,760,000   1,768,228
  DineEquity, Inc........................... BTL-B         Ba2    BB-    4.25    10/19/17   2,759,919   2,764,109
  Dunkin' Finance Corp...................... BTL-B1         B2     B     4.25    11/23/17   1,553,145   1,552,903
  Golden Nugget, Inc........................ 1st Lien      Caa3    CC    3.19    06/30/14   1,264,657   1,112,898
  Golden Nugget, Inc........................ Delayed Draw  Caa3    CC    3.19    06/30/14     719,897     633,509
  Isle of Capri Casinos, Inc................ BTL-B         Ba3    BB-    4.75    03/25/17   2,958,585   2,976,434
  NPC International, Inc.................... BTL           Ba3     B+  1.94-2.02 05/03/13   1,126,850   1,119,807
  Penn National Gaming...................... BTL-B         Ba1    BBB-   3.75    06/29/18   1,140,000   1,143,911
  Quizno's LLC.............................. 1st Lien       NR     NR    4.94    05/05/13   1,990,366   1,825,884
  Six Flags Theme Parks, Inc................ BTL-B          B1     B+    5.25    06/30/16   2,720,000   2,740,400
  Town Sports International Holdings, Inc... BTL-B          B1     B   7.00-7.75 05/11/18   1,675,800   1,682,084
  Travelport, Inc........................... Delayed Draw  Ba3     B     4.74    08/23/15     181,549     174,060
  Wendy's/Arby's Restaurants LLC............ BTL-B         Ba2     BB    5.00    05/24/17     940,502     943,729
                                                                                                      -----------
                                                                                                       40,722,600
                                                                                                      -----------
HOUSEHOLD PRODUCTS -- 1.0%
  Diversey, Inc............................. BTL-B         Ba2    BB-    5.00    11/24/15     980,853     982,079
  KIK Custom Products....................... BTL            B2     B-    2.53    05/24/14   2,035,347   1,782,964
  KIK Custom Products....................... CND TL         B3    CCC+   2.53    05/31/14     348,917     305,651
  Scotsman Industries, Inc.................. BTL-B          B1     B+  5.75-6.00 04/30/16   1,485,000   1,490,569
  Spectrum Brands, Inc...................... BTL            B1     B     5.00    06/17/16     768,608     774,853
                                                                                                      -----------
                                                                                                        5,336,116
                                                                                                      -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

                                                              RATINGS/(1)/
                                                              (UNAUDITED)
                                                              ------------
                                                                           INTEREST  MATURITY  PRINCIPAL    VALUE
               INDUSTRY DESCRIPTION                    TYPE   MOODY'S S&P    RATE    DATE/(2)/  AMOUNT     (NOTE 2)
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.8%
  American Rock Salt Co. LLC........................ BTL-B      B2     B+    5.50    04/25/17  $1,725,000 $ 1,728,593
  Harland Clarke Holdings Corp...................... BTL-B      B1     B+  2.69-2.75 06/30/14   4,935,968   4,454,711
  Sequa Corp........................................ BTL-B      B2     B-  3.50-3.51 12/03/14   2,999,706   2,970,960
  TriMas Corp....................................... BTL-B      Ba2    BB    4.25    06/21/17     570,000     572,138
                                                                                                          -----------
                                                                                                            9,726,402
                                                                                                          -----------
INDUSTRIAL POWER PRODUCERS & ENERGY TRADERS -- 1.2%
  AES Corp.......................................... BTL-B      Ba1   BB+    4.25    05/27/18   1,157,100   1,159,993
  Calpine Corp...................................... BTL-B      B1     B+    4.50    04/01/18   3,087,263   3,063,917
  EquiPower Resources Corp.......................... BTL-B      Ba3   BB-    5.75    01/28/18   2,179,538   2,187,711
                                                                                                          -----------
                                                                                                            6,411,621
                                                                                                          -----------
INSURANCE -- 1.9%
  Alliant Holdings, Inc............................. BTL-D      B2     B-    6.75    08/21/14   1,315,516   1,331,960
  Amwins Group, Inc................................. 1st Lien   B2     B   2.75-2.76 06/08/13   1,882,016   1,869,077
  Asurion Corp...................................... 2nd Lien   B2     B-    9.00    05/24/19   1,750,000   1,761,211
  Asurion Corp...................................... BTL-B      Ba3    B+    5.50    05/24/18   3,975,000   3,928,286
  USI Holdings Corp................................. BTL-B      B2     B-    2.69    05/04/14     962,406     943,158
                                                                                                          -----------
                                                                                                            9,833,692
                                                                                                          -----------
INTERNET & CATALOG RETAIL -- 1.1%
  Affinion Group, Inc............................... BTL-B      Ba3   BB-    5.00    10/09/16   3,673,643   3,675,939
  SkillSoft Corp.................................... BTL        Ba3    BB    6.50    05/26/17   1,956,773   1,984,901
                                                                                                          -----------
                                                                                                            5,660,840
                                                                                                          -----------
INTERNET SOFTWARE & SERVICES -- 0.2%
  Skype Technologies SA............................. BTL        B1     B+    7.00    02/23/15   1,150,736   1,156,793
                                                                                                          -----------
IT SERVICES -- 3.6%
  DynCorp International, Inc........................ BTL-B      Ba2   BB-    6.25    07/07/16   1,814,990   1,828,375
  Fidelity National Information Services, Inc....... BTL-B      Ba1   BBB-   5.25    07/18/16   3,046,975   3,061,110
  First Data Corp................................... BTL-B      B1     B+    4.19    03/24/18   7,468,681   6,866,220
  MoneyGram International, Inc...................... BTL-B      Ba1   BB-  4.50-5.50 11/18/17   1,115,897   1,118,339
  Sabre Holdings Corp............................... BTL-B      B1     B   2.19-2.27 09/30/14   1,414,934   1,266,278
  Sungard Data Systems, Inc......................... BTL-B      Ba3    BB  3.85-3.89 02/28/16     930,065     929,480
  Sungard Data Systems, Inc......................... BTL        Ba3    BB    3.69    02/28/14   1,000,000     998,750
  TransFirst Holdings, Inc.......................... BTL-B      B2     B     3.00    06/15/14   2,877,050   2,769,161
                                                                                                          -----------
                                                                                                           18,837,713
                                                                                                          -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.7%
  Leslie's Poolmart, Inc............................ BTL-B      Ba3    B+    4.50    11/15/17   1,144,250   1,144,965
  SRAM LLC.......................................... BTL-B      Ba2    B+  4.75-5.75 06/07/18   1,825,000   1,826,141
  SRAM LLC.......................................... 2nd Lien   B3     B-    8.50    12/07/18     475,000     476,188
                                                                                                          -----------
                                                                                                            3,447,294
                                                                                                          -----------
MACHINERY -- 0.5%
  Bucyrus International, Inc........................ BTL-C      Ba2   BB+    4.25    02/19/16   1,470,400   1,474,178
  NACCO Materials Handling Group, Inc............... BTL        NR     NR  1.94-2.17 03/21/13     954,774     940,452
                                                                                                          -----------
                                                                                                            2,414,630
                                                                                                          -----------
MARINE -- 0.3%
  Dockwise Transport BV............................. BTL-B      NR     NR    2.00    04/01/15     185,246     179,071
  Dockwise Transport BV............................. BTL-B2     NR     NR    2.00    04/01/15     379,013     366,380
  Dockwise Transport BV............................. BTL-C      NR     NR    2.87    04/01/16     155,275     150,099
  Dockwise Transport BV............................. BTL-C2     NR     NR    2.87    04/01/16     379,013     366,380
  Dockwise Transport BV............................. BTL-D      NR     NR    4.75    07/12/16     241,913     226,188
  Dockwise Transport BV............................. BTL-D2     NR     NR    4.81    07/12/16     483,825     452,376
                                                                                                          -----------
                                                                                                            1,740,494
                                                                                                          -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

                                                            RATINGS/(1)/
                                                            (UNAUDITED)
                                                            ------------
                                                                         INTEREST  MATURITY  PRINCIPAL    VALUE
            INDUSTRY DESCRIPTION                   TYPE     MOODY'S S&P    RATE    DATE/(2)/  AMOUNT     (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
MEDIA -- 9.0%
  Advanstar Communications, Inc............... 1st Lien      Caa1    B-    2.50    05/31/14  $1,922,406 $ 1,630,840
  AMC Entertainment, Inc...................... BTL           Caa1   CCC+   5.25    06/13/12     218,000     216,364
  Bresnan Communications, Inc................. BTL-B         Ba3    BB+    4.50    12/14/17   1,223,850   1,225,937
  Caribe Information Investment, Inc.(5)(7)... BTL-B          NR     NR    6.50    03/31/13   1,610,481     453,619
  Carmike Cinemas, Inc........................ BTL            B1     B-    5.50    01/27/16   1,291,732   1,298,651
  Century -- TCI California LP+@#(5)(6)....... Revolver       NR     NR    6.50    12/31/07      10,000           0
  Cinram International, Inc................... 1st Lien       B3     NR    10.25   12/31/13     498,490     442,410
  Cinram International, Inc................... 2nd Lien       NR    CCC    15.00   12/31/11     187,259      72,407
  Fender Musical Instruments Corp............. Delayed Draw   B2     B     2.44    06/07/14     285,801     276,870
  Fender Musical Instruments Corp............. BTL-B          B2     B     2.44    06/07/14     564,049     546,423
  Formula One Holdings........................ BTL-B1         NR     NR    2.65    12/31/13   1,120,285   1,080,608
  Formula One Holdings........................ BTL-B2         NR     NR  2.65-2.71 12/31/13     712,230     687,005
  Formula One Holdings........................ BTL-D2         NR     NR    3.90    06/30/14   1,500,000   1,435,179
  GateHouse Media Operating, Inc.............. Delayed Draw   Ca    CCC-   2.19    08/28/14     805,829     289,427
  GateHouse Media Operating, Inc.............. BTL-B          Ca    CCC-   2.19    08/28/14   3,148,105   1,130,695
  GateHouse Media Operating, Inc.............. BTL-C          Ca    CCC-   2.44    08/28/14     988,484     355,031
  Getty Images, Inc........................... BTL-B         Ba3    BB-    5.25    11/04/16   2,267,863   2,283,454
  Gray Television, Inc........................ BTL-B          B2     B     3.70    12/31/14   2,448,123   2,410,178
  Hicks Sports Group+(5)(7)................... BTL-B          NR     NR    6.75    06/22/11   1,760,758   1,197,315
  HIT Entertainment, Ltd...................... BTL            B2    CCC+   5.52    06/01/12     886,994     880,342
  HIT Entertainment, Ltd...................... 2nd Lien      Caa3   CCC-   5.78    02/05/13   1,000,000     933,750
  Interactive Data Corp....................... BTL-B         Ba3     B+    4.75    02/11/18   3,334,830   3,341,863
  Knology, Inc................................ BTL-B          B1     B+    4.00    08/18/17   1,072,313   1,069,967
  Local Insight Regatta Holdings, Inc.+(5)(7). BTL            NR     NR    7.75    04/23/15     696,017     147,034
  Mediacom Broadband LLC...................... BTL-F         Ba3    BB-    4.50    10/23/17   2,727,450   2,710,382
  Mediacom LLC................................ BTL-D         Ba3    BB-    5.50    03/31/17     948,113     946,880
  Mediacom LLC................................ BTL-E         Ba3    BB-    4.50    10/23/17   2,727,450   2,715,858
  Mission Broadcasting, Inc................... BTL           Ba3    BB-    5.00    09/30/16     386,100     385,617
  Nexstar Broadcasting, Inc................... BTL-B         Ba3    BB-    5.00    09/30/16   1,102,650   1,101,272
  NextMedia Operating, Inc.................... BTL-B          B3     B+    8.25    05/21/16   2,908,188   2,914,245
  Regal Cinemas, Inc.......................... BTL-B         Ba2    BB-    3.50    08/23/17   1,368,125   1,369,469
  Sinclair Television Group, Inc.............. BTL-B         Baa3   BB+    4.00    10/29/16   1,197,968   1,201,463
  Spanish Broadcasting Systems, Inc........... 1st Lien      Caa1    B-    2.00    06/10/12     937,500     900,781
  SuperMedia, Inc............................. BTL            B3     B-    11.00   12/31/15     669,806     407,147
  Tribune Co.+(5)(7).......................... BTL-B          NR     NR    6.50    06/04/14   3,925,075   2,595,456
  Univision Communications, Inc............... BTL-B          B2     B+    4.44    03/31/17   4,487,801   4,272,081
  WideOpenWest Finance LLC.................... BTL-B          B1     B-  2.69-4.75 06/27/14     971,309     940,500
  WideOpenWest Finance LLC.................... BTL            B1     B-  6.69-8.75 06/27/14   1,480,962   1,487,441
  Yell Group, Ltd............................. BTL-B          NR     NR    3.94    07/31/14     784,964     317,125
                                                                                                        -----------
                                                                                                         47,671,086
                                                                                                        -----------
METALS & MINING -- 0.8%
  JMC Steel Group, Inc........................ BTL-B          B1     BB-   4.75    03/11/17   1,232,910   1,238,289
  Novelis, Inc................................ BTL-B         Ba2     BB-   3.75    03/10/17   2,910,375   2,920,884
                                                                                                        -----------
                                                                                                          4,159,173
                                                                                                        -----------
MULTI UTILITIES -- 1.1%
  Texas Competitive Electric Holdings Co. LLC. BTL            B2     CCC 4.69-4.77 10/10/17   7,174,956   5,610,557
                                                                                                        -----------
MULTILINE RETAIL -- 1.3%
  Neiman Marcus Group, Inc.................... BTL-B          B2     BB-   4.75    05/16/18   4,500,000   4,450,653
  RGIS LLC.................................... BTL-B          B1       B   2.75    04/30/14     812,397     796,149
  RGIS LLC.................................... Delayed Draw   B1       B   2.75    04/30/14      40,620      39,807
  Savers, Inc................................. BTL-B         Ba3      B+   4.25    03/04/17   1,689,900   1,695,886
                                                                                                        -----------
                                                                                                          6,982,495
                                                                                                        -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

                                                               RATINGS/(1)/
                                                               (UNAUDITED)
                                                               ------------
                                                                            INTEREST  MATURITY  PRINCIPAL    VALUE
              INDUSTRY DESCRIPTION                    TYPE     MOODY'S S&P    RATE    DATE/(2)/  AMOUNT     (NOTE 2)
----------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.8%
  Alon USA, Inc. (Edgington Facility)............ BTL            B1     B+  2.44-2.50 08/02/13  $   26,388 $    24,123
  Alon USA, Inc. (Paramount Facility)............ BTL            B1     B+  2.44-2.50 08/02/13     211,111     192,991
  Great Point Power LLC.......................... BTL           Ba1    BB+  3.48-5.50 06/04/17   1,345,199   1,355,288
  NE Energy, Inc................................. 2nd Lien       B3    CCC+   4.75    05/01/14     250,000     235,938
  Pilot Travel Centers LLC....................... BTL-B         Ba2    BB+    4.25    03/07/18   2,450,000   2,461,486
                                                                                                           -----------
                                                                                                             4,269,826
                                                                                                           -----------
PAPER & FOREST PRODUCTS -- 0.1%
  MMGS Packaging Acquisition..................... 2nd Lien      Caa3    CC    5.75    03/07/15     500,000     440,000
                                                                                                           -----------
PERSONAL PRODUCTS -- 1.0%
  NBTY, Inc...................................... BTL-B         Ba3    BB-    4.25    10/01/17   3,213,850   3,216,527
  Revlon, Inc.................................... BTL-B         Ba3    BB-    4.75    11/19/17   2,165,000   2,171,991
                                                                                                           -----------
                                                                                                             5,388,518
                                                                                                           -----------
PHARMACEUTICALS -- 1.0%
  ConvaTec, Inc.................................. BTL           Ba3     B+    5.75    12/22/16   1,611,900   1,615,416
  Harvard Drug Group LLC......................... BTL-B          B1     B+    6.50    04/05/16     712,912     707,565
  Harvard Drug Group LLC......................... Delayed Draw   B1     B+    6.50    04/05/16      98,025      97,290
  Warner Chilcott PLC............................ BTL-B3        Ba3    BBB-   4.25    03/03/18     910,718     912,211
  Warner Chilcott PLC............................ Tranche B1    Ba3    BBB-   4.25    03/03/18   1,324,680   1,326,852
  Warner Chilcott PLC............................ Tranche B2    Ba3    BBB-   4.25    03/03/18     662,340     663,426
                                                                                                           -----------
                                                                                                             5,322,760
                                                                                                           -----------
PROFESSIONAL SERVICES -- 1.0%
  Bankruptcy Management Solutions, Inc........... 2nd Lien       NR     NR    8.30    09/29/15     124,622       2,492
  Nexeo Solutions LLC............................ BTL-B          B1     B     5.00    09/30/17   3,541,125   3,543,338
  Scitor Corp.................................... BTL-B          B2     B     5.00    02/15/17   1,910,400   1,910,400
                                                                                                           -----------
                                                                                                             5,456,230
                                                                                                           -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
  Realogy Corp................................... CLTL           B1     B-    4.34    10/10/16     269,439     251,758
  Realogy Corp................................... BTL            B1     B-    4.52    10/10/16   1,596,593   1,424,960
                                                                                                           -----------
                                                                                                             1,676,718
                                                                                                           -----------
ROAD & RAIL -- 0.7%
  Cardinal Logistics Management, Inc............. 2nd Lien       NR     NR    15.50   03/23/14   1,097,255     384,039
  Evergreen Tank Solutions, Inc.................. 2nd Lien       B3     B-    4.02    04/07/14     497,500     465,163
  NES Rentals Holdings........................... 2nd Lien      Caa2   CCC+   10.00   07/20/13     798,142     796,147
  Swift Transportation Co., Inc.................. BTL-B          B1    BB-    6.00    12/21/16   2,014,061   2,030,413
                                                                                                           -----------
                                                                                                             3,675,762
                                                                                                           -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.0%
  Freescale Semiconductor, Inc................... BTL            B1     B     4.44    12/01/16   5,341,885   5,324,359
  Intersil Corp.................................. BTL-B         Ba2    BB+    4.75    04/27/16   3,709,267   3,727,813
  Microsemi Corp................................. BTL-B         Ba1    BB+    4.00    11/02/17   1,293,500   1,295,386
                                                                                                           -----------
                                                                                                            10,347,558
                                                                                                           -----------
SOFTWARE -- 4.1%
  Eagle Parent, Inc.............................. BTL-B         Ba3     B+    5.00    05/16/18   3,850,000   3,757,600
  Infor Global Solutions......................... Delayed Draw   B1     B+    5.94    07/28/15     326,571     316,774
  Infor Global Solutions......................... BTL            B1     B+    5.94    07/28/15     625,929     610,150
  IPC Systems, Inc............................... 2nd Lien      Caa2   CCC    5.50    05/31/15   1,000,000     952,500
  Lawson Software, Inc........................... BTL-B         Ba3     B     6.75    07/05/17   2,000,000   1,920,000
  Open Solutions, Inc............................ BTL-B          B1    BB-    2.40    01/23/14   4,556,977   3,953,177
  Reynolds & Reynolds Co......................... BTL-B         Ba2    BB+    3.75    04/21/18   1,220,000   1,221,715
  Rovi Corp...................................... BTL-B         Ba1    BB+    4.00    02/07/18     997,500   1,001,864
  Sensata Technologies BV........................ BTL-B         Ba3    BB+    4.00    05/12/18     675,000     675,359
  Verint Systems, Inc............................ BTL-B          B1     B+    4.50    10/06/17   4,740,000   4,740,000
  Vertafore, Inc................................. BTL-B          B1     B+    5.25    07/29/16   2,587,000   2,598,318
                                                                                                           -----------
                                                                                                            21,747,457
                                                                                                           -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

                                                      RATINGS/(1)/
                                                      (UNAUDITED)
                                                      -----------
                                                                   INTEREST  MATURITY    PRINCIPAL      VALUE
           INDUSTRY DESCRIPTION                TYPE   MOODY'S  S&P   RATE    DATE/(2)/ AMOUNT/SHARES   (NOTE 2)
-----------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 3.0%
  Gymboree Corp............................. BTL-B      B1      B    5.00    02/23/18   $2,407,900   $  2,338,028
  J Crew Operating Corp..................... BTL-B      B1      B    4.75    03/07/18    3,850,000      3,707,793
  Michaels Stores, Inc...................... BTL-B      B2     B+  2.50-2.56 10/31/13    2,017,108      1,986,736
  Michaels Stores, Inc...................... BTL-B2     B2     B+  4.75-4.81 07/31/16    1,468,693      1,466,123
  National Bedding Co....................... 1st Lien   NR     BB  3.75-5.75 11/28/13    1,139,904      1,132,067
  National Bedding Co....................... 2nd Lien  Caa1     B    5.31    02/28/14    1,000,000        967,500
  Petco Animal Supplies, Inc................ BTL-B      B1      B    4.50    11/24/17    4,331,250      4,327,192
                                                                                                     ------------
                                                                                                       15,925,439
                                                                                                     ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
  Phillips-Van Heusen Corp.................. BTL-B     Ba2     BBB   3.50    05/06/16      872,813        876,163
                                                                                                     ------------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
  Central Parking Corp...................... 1st Lien  Ba3     CCC   2.50    05/22/14    1,031,065        902,182
  Central Parking Corp...................... LOC       Ba3     CCC   2.50    05/22/14      379,310        331,897
                                                                                                     ------------
                                                                                                        1,234,079
                                                                                                     ------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.3%
  Intelstat Jackson Holdings, Ltd........... BTL        B1     BB-   5.25    04/02/18    4,000,000      4,018,332
  MetroPCS Wireless, Inc.................... BTL-B3    Ba1     BB  3.94-4.00 03/17/18    4,077,295      4,075,595
  Syniverse Technologies, Inc............... BTL-B      B1     BB-   5.25    12/21/17    3,980,000      4,004,875
                                                                                                     ------------
                                                                                                       12,098,802
                                                                                                     ------------
  TOTAL LOANS (cost $508,765,920)...................................................                  500,364,545
                                                                                                     ------------
CONVERTIBLE BONDS & NOTES -- 0.0%
CHEMICALS -- 0.0%
  Wellman, Inc.@#(9) (cost $1,016,979)...... Bond       NR     NR    5.00    01/29/19      100,648         42,836
                                                                                                     ------------
COMMON STOCK -- 1.6%
CHEMICALS -- 0.6%
  LyondellBasell Industries, Class A+...............................................        79,944      3,079,443
                                                                                                     ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
  Bankruptcy Management Solutions, Inc.+@#(8).......................................         1,360              0
  BLB Management Services, Inc.+....................................................         5,141         57,836
                                                                                                     ------------
                                                                                                           57,836
                                                                                                     ------------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
  MGM Holdings, Inc.+#..............................................................        52,273      1,176,143
                                                                                                     ------------
MEDIA -- 0.8%
  Citadel Broadcasting Corp.+.......................................................       128,107      4,272,368
  Cinram International Income Fund+#@(8)............................................        12,483          8,738
                                                                                                     ------------
                                                                                                        4,281,106
                                                                                                     ------------
  TOTAL COMMON STOCK (cost $6,269,869)..............................................                    8,594,528
                                                                                                     ------------
MEMBERSHIP INTEREST -- 0.2%
MEDIA -- 0.0%
  Advanstar Communications, Inc.+#@.................................................        12,608        126,080
  NextMedia Operating, Inc.+@#(8)...................................................         7,916         45,485
                                                                                                     ------------
                                                                                                          171,565
                                                                                                     ------------
OIL, GAS & CONSUMABLE FUELS -- 0.2%
  Vitruvian Exploration LLC+@.......................................................        23,875        799,812
                                                                                                     ------------
  TOTAL MEMBERSHIP INTEREST (cost $2,506,365).......................................                      971,377
                                                                                                     ------------
RIGHTS -- 0.0%
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
  BLB Management Services, Inc.
  Expires 11/05/17+@#
  (cost $250,000)...................................................................           250              0
                                                                                                     ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

                                                                   PRINCIPAL      VALUE
                     INDUSTRY DESCRIPTION                        AMOUNT/SHARES   (NOTE 2)
--------------------------------------------------------------------------------------------
WARRANTS -- 0.0%
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
  Bankruptcy Management Solutions, Inc..........................
   Expires 10/01/17
   (Strike Price $30.00)+@#(8)
   (cost $0)....................................................         126   $          0
                                                                               ------------
  TOTAL LONG-TERM INVESTMENT SECURITIES (cost $518,809,133).....                509,973,286
                                                                               ------------
SHORT-TERM INVESTMENT SECURITIES -- 1.2%
REGISTERED INVESTMENT COMPANIES -- 1.2%
  SSgA Money Market Fund
   (cost $6,305,515)............................................   6,305,515      6,305,515
                                                                               ------------
REPURCHASE AGREEMENTS -- 2.1%
  Bank of America Securities LLC Joint Repurchase Agreement(10).  $  880,000        880,000
  Barclays Capital PLC Joint Repurchase Agreement(10)...........   1,910,000      1,910,000
  BNP Paribas SA Joint Repurchase Agreement(10).................   1,910,000      1,910,000
  Deutsche Bank AG Joint Repurchase Agreement(10)...............   2,065,000      2,065,000
  Royal Bank Of Scotland Joint Repurchase Agreement(10).........   1,910,000      1,910,000
  UBS Securities LLC Joint Repurchase Agreement(10).............   2,375,000      2,375,000
                                                                               ------------
  TOTAL REPURCHASE AGREEMENTS (cost $11,050,000)................                 11,050,000
                                                                               ------------
TOTAL INVESTMENTS
  (cost $536,164,648)(11).......................................       100.0%   527,328,801
LIABILITIES IN EXCESS OF OTHER ASSETS...........................        (0.0)%     (207,118)
                                                                  ----------   ------------
NET ASSETS -- 100.0%............................................       100.0%  $527,121,683
                                                                  ==========   ============

--------
BTL  Bank Term Loan
CLTL Credit Linked Term Loan
CNDTLCanadian Term Loan
DIP  Debtor in Possession
LOC  Letter of Credit
NR   Security is not rated.
+    Non-income producing security
@ Illiquid security. At June 30, 2011, the aggregate value of these securities was $1,022,951, representing 0.2% of net assets.
# Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of June 30, 2011.
(2) Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio will be approximately 59 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)  Company has filed for Chapter 11 bankruptcy protection.
(6) Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)  Loan is in default.
(8) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2011, the Fund held the following restricted securities:

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)


                                                                                                      VALUE AS
                                                    ACQUISITION        ACQUISITION           VALUE     A % OF
NAME                                                   DATE     SHARES    COST      VALUE  PER SHARE NET ASSETS
----                                                ----------- ------ ----------- ------- --------- ----------
Bankruptcy Management Solutions, Inc. Common Stock   11/12/10    1,360  $      0   $     0   $0.00      0.00%
Bankruptcy Management Solutions, Inc. Warrants       11/12/10      126         0         0    0.00      0.00
Cinram International Income Fund. Common Stock       04/11/11   12,483     8,738     8,738    0.70      0.00
NextMedia Operating, Inc. Membership Interests       06/16/10    7,916   506,366    45,485    5.75      0.01
                                                                                   -------              ----
                                                                                   $54,223              0.01%
                                                                                   =======              ====

(9) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stock.
(10) See Note 2 for details of the Joint Repurchase Agreement.
(11) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011 (see Note 2):

                                                 LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                                    QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                                 ------------------- ----------------- -------------------- -----------
ASSETS:
Long-Term Investment Securities:
  Loans:
   Aerospace & Defense..........................         $--            $ 6,040,528        $ 3,241,137      $ 9,281,665
   Airlines.....................................          --              5,423,657                 --        5,423,657
   Auto Components..............................          --             13,359,316          5,973,948       19,333,264
   Automobiles..................................          --              3,803,688                 --        3,803,688
   Biotechnology................................          --              2,549,787                 --        2,549,787
   Building Products............................          --              2,484,727          2,497,694        4,982,421
   Capital Markets..............................          --             12,956,397            676,790       13,633,187
   Chemicals....................................          --             17,500,656          1,246,156       18,746,812
   Commercial Services & Supplies...............          --             11,816,171         10,415,495       22,231,666
   Communications Equipment.....................          --              9,152,774                 --        9,152,774
   Consumer Finance.............................          --                     --          5,036,771        5,036,771
   Containers & Packaging.......................          --              8,264,762          3,512,196       11,776,958
   Distributors.................................          --              2,750,332                 --        2,750,332
   Diversified Consumer Services................          --                     --          2,832,915        2,832,915
   Diversified Financial Services...............          --             18,585,839          1,949,119       20,534,958
   Diversified Telecommunication Services.......          --              5,985,216          2,599,935        8,585,151
   Electric Utilities...........................          --                541,741                 --          541,741
   Energy Equipment & Services..................          --              5,363,074          2,845,064        8,208,138
   Food & Staples Retailing.....................          --              6,114,661          4,840,151       10,954,812
   Food Products................................          --             12,817,818            275,370       13,093,188
   Health Care Equipment & Supplies.............          --              7,512,188                 --        7,512,188
   Health Care Providers & Services.............          --             23,594,160         13,016,177       36,610,337
   Health Care Technology.......................          --              4,617,317                 --        4,617,317
   Hotels, Restaurants & Leisure................          --             36,152,481          4,570,119       40,722,600
   Household Products...........................          --              2,863,468          2,472,648        5,336,116
   Industrial Conglomerates.....................          --              4,699,553          5,026,849        9,726,402
   Industrial Power Producers & Energy Traders..          --              4,223,910          2,187,711        6,411,621
   Insurance....................................          --              6,632,655          3,201,037        9,833,692
   Internet & Catalog Retail....................          --              3,675,939          1,984,901        5,660,840
   Internet Software & Services.................          --              1,156,793                 --        1,156,793
   IT Services..................................          --             13,951,463          4,886,250       18,837,713
   Leisure Equipment & Products.................          --                     --          3,447,294        3,447,294
   Machinery....................................          --              1,474,178            940,452        2,414,630
   Marine.......................................          --              1,061,930            678,564        1,740,494
   Media........................................          --             41,083,624          6,587,462       47,671,086
   Metals & Mining..............................          --              2,920,884          1,238,289        4,159,173
   Multi Utilities..............................          --              5,610,557                 --        5,610,557
   Multiline Retail.............................          --              6,146,539            835,956        6,982,495
   Oil, Gas & Consumable Fuels..................          --              2,914,538          1,355,288        4,269,826
   Paper & Forest Products......................          --                     --            440,000          440,000
   Personal Products............................          --              5,388,518                 --        5,388,518

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

                                              LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                                 QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                              ------------------- ----------------- -------------------- ------------
   Pharmaceuticals...........................     $       --        $  4,517,905        $    804,855     $  5,322,760
   Professional Services.....................             --           3,543,338           1,912,892        5,456,230
   Real Estate Management & Development......             --           1,676,718                  --        1,676,718
   Road & Rail...............................             --           2,030,413           1,645,349        3,675,762
   Semiconductors & Semiconductor Equipment..             --          10,347,558                  --       10,347,558
   Software..................................             --          12,138,001           9,609,456       21,747,457
   Specialty Retail..........................             --          14,793,372           1,132,067       15,925,439
   Textiles, Apparel & Luxury Goods..........             --             876,163                  --          876,163
   Transportation Infrastructure.............             --           1,234,079                  --        1,234,079
   Wireless Telecommunication Services.......             --          12,098,802                  --       12,098,802
   Convertible Bonds & Notes.................             --                  --              42,836           42,836
   Common Stock..............................      7,351,811                  --           1,242,717        8,594,528
   Membership Interest.......................             --                  --             971,377          971,377
   Rights....................................             --                  --                   0                0
   Warrants..................................             --                  --                   0                0
  Short-Term Investments:
   Registered Investment Companies...........             --           6,305,515                  --        6,305,515
  Repurchase Agreements......................             --          11,050,000                  --       11,050,000
                                                  ----------        ------------        ------------     ------------
TOTAL........................................     $7,351,811        $401,803,703        $118,173,287     $527,328,801
                                                  ==========        ============        ============     ============

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                    CONVERTIBLE BONDS   COMMON   MEMBERSHIP
                                          LOANS          & NOTES        STOCK     INTEREST  RIGHTS WARRANTS     TOTAL
                                      ------------  ----------------- ---------- ---------- ------ -------- ------------
Balance as of 12/31/2010............. $111,082,728       $     0      $1,217,271  $452,483   $ 0     $ 0    $112,752,482
Accrued discounts....................      265,528            --              --        --    --      --         265,528
Accrued premiums.....................       (1,069)           --              --        --    --      --          (1,069)
Realized gain........................      879,384            --              --        --    --      --         879,384
Realized loss........................       (8,407)           --              --        --    --      --          (8,407)
Change in unrealized appreciation(1).    2,433,703        40,394          16,708   552,110    --      --       3,042,915
Change in unrealized depreciation(1).   (2,178,738)           --              --   (33,216)   --      --      (2,211,954)
Purchases............................   35,595,867         2,442           8,738        --    --      --      35,607,047
Sales................................  (32,231,877)           --              --        --    --      --     (32,231,877)
Transfers into Level 3(2)............   17,943,761            --              --        --    --      --      17,943,761
Transfers out of Level 3(2)..........  (17,864,523)           --              --        --    --      --     (17,864,523)
                                      ------------       -------      ----------  --------   ---     ---    ------------
Balance as of 6/30/2011.............. $115,916,357       $42,836      $1,242,717  $971,377   $ 0     $ 0    $118,173,287
                                      ============       =======      ==========  ========   ===     ===    ============

--------
(1)The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2011 includes:

                   CONVERTIBLE BONDS COMMON  MEMBERSHIP
          LOANS         & NOTES      STOCK    INTEREST  RIGHTS WARRANTS
        ---------- ----------------- ------- ---------- ------ --------
        $1,463,047      $40,394      $16,708  $518,894   $--     $--
        ==========      =======      =======  ========   ===     ===

(2)The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") is an open-end, non-diversified management investment company. The Fund was organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations. The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities.

   Prior to October 4, 2006, the Fund operated as a closed-end investment management company. On October 4, 2006, the Fund converted from a closed-end investment management company into an open-end investment management company. Concurrently with the conversion, the Class A shares were redesignated as Class Q shares and a new class of shares designated as Class A commenced offering.

   The Fund offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. Class C shares are offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase. The share classes differ in their respective distribution and service maintenance fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   Effective as of the close of business on June 26, 2009 (the "Liquidation Date"), the Fund liquidated its Class B, Class D and Class Q shares, as well as those Class C shares purchased before August 18, 1999 ("Old Class C Shares"), including those shares purchased through the reinvestment of dividends and distributions paid on Old Class C Shares and held in a separate sub-account, as described in the Fund's Prospectus, that were eligible for conversion to Class Q shares. Any shares outstanding as of the Liquidation Date were automatically redeemed by the Fund on that date and shareholders received proceeds equal to the net asset value of their shares.

   INDEMNIFICATIONS: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION: The investments by the Fund in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors (the "Board"). Under the Fund's current guidelines, Loans for which an active

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)
        (CONTINUED)

   secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   The Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for the Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for the Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   The various inputs that may be used to determine the value of the Fund's investments are summarized into three broad levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)
        (CONTINUED)


   The summary of the inputs used to value the Fund's net assets as of June 30, 2011 are reported on a schedule following the Portfolio of Investments.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of June 30, 2011, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

                                          PERCENTAGE
                                          OWNERSHIP  PRINCIPAL AMOUNT
           -                              ---------- ----------------
           Senior Floating Rate Fund.....    2.59%       $880,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated June 30, 2011, bearing interest at a rate of 0.00% per annum, with a principal amount of $33,975,000, a repurchase price of $33,975,001, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

                                INTEREST MATURITY
 TYPE OF COLLATERAL               RATE     DATE   PRINCIPAL AMOUNT MARKET VALUE
 ------------------             -------- -------- ---------------- ------------
 U.S. Treasury Notes...........   1.50%  12/31/13   $33,429,000    $34,199,434
 U.S. Treasury Notes...........   4.25%  08/15/13       509,000        557,867

   As of June 30, 2011, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital PLC:

                                                    PERCENTAGE
                                                    OWNERSHIP  PRINCIPAL AMOUNT
                                                    ---------- ----------------
 Senior Floating Rate Fund.........................    2.58%      $1,910,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclays Capital PLC, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $73,910,000, a repurchase price of $73,910,021, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

                                INTEREST MATURITY
 TYPE OF COLLATERAL               RATE     DATE   PRINCIPAL AMOUNT MARKET VALUE
 ------------------             -------- -------- ---------------- ------------
 U.S. Treasury Notes...........   1.75%  04/15/13   $73,500,000    $75,547,168

   As of June 30, 2011, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

                                          PERCENTAGE
                                          OWNERSHIP  PRINCIPAL AMOUNT
                                          ---------- ----------------
           Senior Floating Rate Fund.....    2.58%      $1,910,000

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)
        (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $73,910,000, a repurchase price of $73,910,010, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

                                                   INTEREST MATURITY
TYPE OF COLLATERAL                                   RATE     DATE   PRINCIPAL AMOUNT MARKET VALUE
------------------                                 -------- -------- ---------------- ------------
U.S. Treasury Bonds...............................   4.50%  02/15/36   $71,800,300    $75,877,248

   As of June 30, 2011, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

                                                    PERCENTAGE
                                                    OWNERSHIP  PRINCIPAL AMOUNT
                                                    ---------- ----------------
 Senior Floating Rate Fund.........................    2.58%      $2,065,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $79,895,000, a repurchase price of $79,895,011, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

                                                   INTEREST MATURITY
TYPE OF COLLATERAL                                   RATE     DATE   PRINCIPAL AMOUNT MARKET VALUE
------------------                                 -------- -------- ---------------- ------------
U.S. Treasury Notes...............................   1.25%  09/30/15   $81,600,000    $81,655,982

   As of June 30, 2011, the Fund held an undivided interest in a joint repurchase agreement with Royal Bank of Scotland:

                                                    PERCENTAGE
                                                    OWNERSHIP  PRINCIPAL AMOUNT
                                                    ---------- ----------------
 Senior Floating Rate Fund.........................    2.58%      $1,910,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Royal Bank of Scotland, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $73,910,000, a repurchase price of $73,910,010, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

                                INTEREST MATURITY
 TYPE OF COLLATERAL               RATE     DATE   PRINCIPAL AMOUNT MARKET VALUE
 ------------------             -------- -------- ---------------- ------------
 U.S. Treasury Notes...........   0.75%  08/15/13   $74,856,000    $75,539,068

   As of June 30, 2011, the Fund held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

                                          PERCENTAGE
                                          OWNERSHIP  PRINCIPAL AMOUNT
                                          ---------- ----------------
           Senior Floating Rate Fund.....    2.58%      $2,375,000

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)
        (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   UBS Securities LLC, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $91,895,000, a repurchase price of $91,895,026 and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

                                INTEREST MATURITY
 TYPE OF COLLATERAL               RATE     DATE   PRINCIPAL AMOUNT MARKET VALUE
 ------------------             -------- -------- ---------------- ------------
 U.S. Treasury Notes...........   1.25%  10/31/15   $94,126,600    $93,924,535

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $1,570,309 for the six months ended June 30, 2011, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $1,364,198 for the six months ended June 30, 2011, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class). Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected by the reclassifications.

   The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. The Fund files U.S. Federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2007.

   STATEMENT OF CASH FLOWS: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at June 30, 2011.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)
        (CONTINUED)


Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in two different classes. Transactions in shares of each class were as follows:

                                       FOR THE
                                  SIX MONTHS ENDED                FOR THE
                                    JUNE 30, 2011                YEAR ENDED
                                     (UNAUDITED)             DECEMBER 31, 2010
                             --------------------------  -------------------------
                                SHARES        AMOUNT        SHARES       AMOUNT
CLASS A                      -----------  -------------  -----------  ------------
Shares sold.................  16,205,870  $ 135,608,399   27,777,461  $225,844,201
Reinvested distributions....     455,483      3,811,439      656,689     5,340,187
Shares redeemed............. (12,279,563)  (102,719,328) (10,875,323)  (88,357,357)
                             -----------  -------------  -----------  ------------
   Net increase (decrease)..   4,381,790  $  36,700,510   17,558,827  $142,827,031
                             ===========  =============  ===========  ============

                                       FOR THE
                                  SIX MONTHS ENDED                FOR THE
                                    JUNE 30, 2011                YEAR ENDED
                                     (UNAUDITED)             DECEMBER 31, 2010
                             --------------------------  -------------------------
                                SHARES        AMOUNT        SHARES       AMOUNT
CLASS C                      -----------  -------------  -----------  ------------
Shares sold.................   7,680,592  $  64,221,172   10,408,539  $ 84,640,136
Reinvested distributions....     269,856      2,254,999      439,751     3,572,201
Shares redeemed.............  (2,708,593)   (22,629,054)  (4,319,972)  (34,989,989)
                             -----------  -------------  -----------  ------------
   Net increase (decrease)..   5,241,855  $  43,847,117    6,528,318  $ 53,222,348
                             ===========  =============  ===========  ============

Note 4. Purchases and Sales of Securities

   During the six months ended June 30, 2011, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns were $229,843,927 and $138,317,082, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly advisory fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% thereafter.

   Wellington Management Company, LLP ("Wellington") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund's assets. For compensation for its services as subadviser, Wellington is entitled to receive from SunAmerica a monthly fee payable at the following annual rates: 0.30% of average daily net assets on the first $500 million and 0.25% thereafter. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement") SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the six months ended June 30, 2011, the Fund incurred administration fees in the amount of $511,849.

   The Fund has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)
        (CONTINUED)

   (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker- dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the six months ended June 30, 2011, SACS received fees (see Statement of Operations) based upon the aforementioned rates. For the six months ended June 30, 2011 SACS received sales charges on Class A shares of $330,765, of which $55,132 was reallowed to affiliated broker-dealers and $209,695 to non-affiliated broker-dealers. In addition, SACS receives the proceeds of early withdrawal charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the six months ended June 30, 2011, SACS received early withdrawal charges of $26,340.

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS") an affiliate of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the six months ended June 30, 2011, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable on the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                      PAYABLE AT
                                            EXPENSE  JUNE 30, 2011
                                            -------- -------------
             Class A....................... $322,333    $53,536
             Class C.......................  240,701     42,476

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A and 1.75% for Class C, of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses do not include extraordinary expenses, as determined under generally accepted accounting principles or acquired fees and expenses. The expense reimbursements and fee waivers will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the six months ended June 30, 2011, SunAmerica waived fees and reimbursed expenses as follows: Class A $472,440 and Class C $462,579.

   On September 22, 2008, AIG, the ultimate parent of SunAmerica, SACS and SAFS, entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG's outstanding stock.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)
        (CONTINUED)


   On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales and treatment of defaulted securities.

                   DISTRIBUTABLE EARNINGS                          TAX DISTRIBUTIONS
-------------------------------------------------------------    -------------------------------------
            FOR THE YEAR ENDED DECEMBER 31, 2010                 FOR THE YEAR ENDED DECEMBER 31, 2010
-------------------------------------------------------------    -------------------------------------
                                                                                      LONG-TERM
ORDINARY  LONG-TERM GAINS/CAPITAL AND  UNREALIZED APPRECIATION/   ORDINARY            CAPITAL
INCOME           OTHER LOSSES              (DEPRECIATION)          INCOME              GAINS
--------  ---------------------------  ------------------------      ------------     ---------
$6,440          $(51,761,161)               $(7,884,070)         $14,854,722            $ --

   CAPITAL LOSS CARRYFORWARDS. At December 31, 2010 capital loss carryforward available to offset future recognized gains were $51,761,161 with $4,956,144 expiring in 2011, $3,498,813 expiring in 2012, $16,003,027 expiring in 2016, and $27,303,177 expiring in 2017.

   Unrealized appreciation and depreciation in the value of investments at June 30, 2011 for federal income tax purposes were as follows:

                  Cost (tax basis).............. $536,165,769
                                                 ============
                  Gross unrealized appreciation. $  9,172,247
                  Gross unrealized depreciation. $(18,009,215)
                                                 ------------
                  Net unrealized depreciation... $ (8,836,968)
                                                 ============

Note 7. Director Retirement Plan

   The Directors of the Fund have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Directors. The Retirement Plan provides generally that a Disinterested Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2011 -- (UNAUDITED)
        (CONTINUED)

   Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

Note 8. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street
   Bank and Trust Company, the Fund's custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 12.5 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended June 30, 2011, the Fund had borrowings outstanding for 4 days under the line of credit and incurred $240 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $1,492,181 at a weighted average interest rate of 1.45%. At June 30, 2011, there were no borrowings outstanding.

Note 9. Interfund Lending

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission (the "Commission"), the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2011, the Fund did not participate in this program.

Note 10. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 11. Unfunded Loan Commitments

   At June 30, 2011, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                             MATURITY PRINCIPAL
 NAME                                               TYPE       DATE    AMOUNT
 ----                                           ------------ -------- ---------
 NSH Merger Sub., Inc.......................... Delayed Draw 02/03/17 $544,307
 Vantage Oncology, Inc......................... Delayed Draw 08/29/11 421,429

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF ADVISORY AGREEMENTS -- JUNE 30, 2011 -- (UNAUDITED)


The Board of Directors (the "Board" the members of which are referred to as "Directors") of SunAmerica Senior Floating Rate Fund, Inc (the "Fund"), including the Directors who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Fund, or SunAmerica Asset Management Corp. ("SunAmerica") (the "Disinterested Directors"), approved the continuation of the Investment Advisory and Management Agreement between the Fund and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2012 at an in-person meeting held on June 14, 2011. At the Meeting, the Board also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP ("Wellington") with respect to the Fund.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica and Wellington provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement. These materials included (a) a summary of the services provided to the Fund by SunAmerica and its affiliates, and by Wellington; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group of funds; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) a report on economies of scale; (e) information on SunAmerica's and Wellington's risk management process; (f) a discussion on general compliance policies and procedures; (g) a summary of brokerage and soft dollar practices; (h) information about the key personnel of SunAmerica and its affiliates, and Wellington, that are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices; and (i) an internal comparison of management fees received for other mutual funds and accounts with similar investment objectives and strategies for which SunAmerica and Wellington serve as adviser or subadviser, as applicable.

In determining whether to approve the continuation of the Advisory Agreement, the Board, including Disinterested Directors, considered the following information:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUNAMERICA AND WELLINGTON

The Board, including the Disinterested Directors, considered the nature, quality and extent of services to be provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement the Fund's investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, clerical, secretarial and certain administrative services (excusive of, and in addition to, any such service provided by any other party retained by the Fund) and has authorized its officers and employees, if elected, to serve as officers or trustees of the Fund without compensation. Finally, the Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Wellington. In addition to the quality of the advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund pursuant to the Advisory Agreement. Additionally, the Board observed that SunAmerica performs or supervises the performance by others of other administrative services in connection with the operation of the Fund pursuant to the Administrative Services Agreement between SunAmerica and the Fund (the "Administrative Services Agreement").

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel responsible for providing advisory services to the Fund and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices and concluded, based on their experience and interaction with SunAmerica, that: (i) SunAmerica is able to retain quality portfolio managers, analysts and other personnel; (ii) SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica had been responsive to requests of the Board; and (iv) SunAmerica had kept the Board apprised of developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF ADVISORY AGREEMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)

Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high. The Board also noted the high quality of services under the Administrative Services Agreement.

The Board also considered SunAmerica's reputation and relationship with the Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2011, SunAmerica managed, advised and/or administered approximately $45.3 billion in assets. The Board also considered SunAmerica's code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectuses. Additionally, the Board considered SunAmerica's compliance and regulatory history.

The Board also considered the nature, quality and extent of services to be provided by Wellington. The Board observed that Wellington is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund, or portion thereof, that Wellington manages, subject to the oversight and review of SunAmerica. The Board reviewed Wellington's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Fund, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with Wellington, that Wellington: (i) is able to retain high quality portfolio managers and other investment personnel;
(ii) exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) had been responsive to requests of the Board and of SunAmerica. The Board considered that Wellington has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also considered Wellington's code of ethics, compliance and regulatory history and risk management process. The Board noted that Wellington has not experienced any material regulatory or compliance problems nor has Wellington been involved in any material litigation or administrative proceedings that would potentially impact them from effectively serving as a subadviser to the Fund. The Board concluded that the nature and extent of services to be provided by Wellington under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

INVESTMENT PERFORMANCE

The Board, including the Disinterested Directors, also considered the investment performance of SunAmerica and Wellington with respect to the Fund, as applicable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund's peer group ("Peer Group") and peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Fund's benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Group and Peer Universe. The Board also noted that it regularly reviews the performance of the Fund throughout the year. The Board noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

It was noted that performance information was for the periods ended March 31, 2011. The Board also noted that it regularly reviews the performance of the Fund throughout the year.

The Board considered that the Fund's performance was below the median of its Peer Group for the one- and three- year periods. The Board also considered that the Fund's performance was slightly below the median of its Peer Universe for the one-year period and above the median of its Peer Universe for the three-year period. The Board took into account management's discussion of the Fund's performance, including the fact that Fund ranked in the first quintile of its Peer Group/Universe for the two-year period, and concluded that the Fund's overall performance is satisfactory.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF ADVISORY AGREEMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)


CONSIDERATION OF THE MANAGEMENT FEE AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY SUNAMERICA, WELLINGTON AND THEIR AFFILIATES FROM THE RELATIONSHIP WITH THE FUND

The Board, including the Disinterested Directors, received and reviewed information regarding the fees to be paid by the Fund to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, Wellington or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fee for the Fund, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for the Fund's Peer Group and Peer Universe as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by the Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Lipper reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper reports. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board then compared the Fund's net expense ratio to those of other funds within its Peer Group and Peer Universe as a guide to help assess the reasonableness of the management fee for the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board also noted the relative small size of the Fund's Peer Group. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds. The Board did not consider services and fees paid under investment advisory contracts that SunAmerica has with other registered investment companies or other types of clients with similar investment strategies to the Fund since SunAmerica informed the Board that there were no such Funds or accounts.

The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and took into account management's discussions regarding the Fund's expenses.

The Board also received and reviewed information regarding the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Lipper. The report showed comparative fee information of each Portfolio's Peer Group and/or Peer Universe that the Directors used as a guide to help assess the reasonableness of the subadvisory fees. The Directors noted that the Peer Group/Universe information as a whole was useful in assessing whether Wellington was providing services at a cost that was competitive with other, similar funds. The Directors also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained.

The Board also considered fees received by Wellington with respect to other mutual funds and accounts with similar investment strategies to the Fund, to the extent applicable. The Board then noted that the subadvisory fees paid by SunAmerica to Wellington were reasonable as compared to fees Wellington receives for other comparable mutual funds and accounts for which they serve as adviser or subadviser.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF ADVISORY AGREEMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)


The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from their relationship with the Fund. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Fund and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Fund. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement and Administrative Services Agreement, and considered the profitability of SunAmerica's affiliates under the Service Agreement and Rule 12b-1 Plans. Additionally, the Board considered whether SunAmerica, Wellington and their affiliates received any indirect benefits from the relationship with the Fund. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Fund. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements and/or other reports from Wellington and considered whether Wellington had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and Wellington had the financial resources necessary to perform its obligations under the Advisory Agreement and Subadvisory Agreement and to continue to provide the Fund with the high quality services that they had provided in the past. The Board further concluded that the management fee was reasonable in light of the factors discussed above.

ECONOMIES OF SCALE

The Board, including the Disinterested Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that as a result of being part of the SunAmerica fund complex, the Fund shares common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of SunAmerica as it adds labor and capital to expand the scale of operations. The Board also took into account that the Fund had a management fee arrangement that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of Class A and C shares of the Fund at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Fund's management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to Wellington's management of the Fund because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

OTHER FACTORS

In consideration of the Advisory Agreement and Subadvisory Agreement, the Board also received information regarding SunAmerica's and Wellington's brokerage and soft dollar practices, to the extent applicable.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF ADVISORY AGREEMENTS -- JUNE 30, 2011 -- (UNAUDITED) (CONTINUED)


CONCLUSION

After a full and complete discussion, the Board approved the Advisory Agreement and Subadvisory Agreement, each for a one-year period ending June 30, 2012. Based upon its evaluation of all these factors in their totality, the Board, including the Disinterested Directors, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreement were fair and reasonable and in the best interests of the Fund and the Fund's shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Directors were also assisted by the advice of independent counsel in making this determination.

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS                  CUSTODIAN                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           P.O. Box 5607             file its com-plete
 Stephen J. Gutman          Boston, MA 02110          schedule of portfolio
 Peter A. Harbeck                                     holdings with the U.S.
 William J. Shea           VOTING PROXIES ON FUND     Securities and Exchange
                           PORTFOLIO SECURITIES       Commission for its first
OFFICERS                   A description of the       and third fiscal quarters
 John T. Genoy, President  policies and proce-dures   on Form N-Q. The Fund's
   and Chief Executive     that the Fund uses to      Forms N-Q are available
   Officer                 determine how to vote      on the U.S. Securities
 Donna M. Handel,          proxies related to         and Exchange Commission's
   Treasurer               securities held in the     website at
 James Nichols, Vice       Fund's portfolio, which    http://www.sec.gov. You
   President               is available in the        can also review and
 Katherine Stoner, Chief   Fund's Statement of        obtain copies of the
   Compliance Officer      Additional Information     Forms N-Q at the U.S.
 Gregory N. Bressler,      may be ob-tained without   Securities and Exchange
   Chief Legal             charge upon request, by    Commission's Public
   Officer and Secretary   calling (800) 858-8850.    Refer-ence Room in
 Gregory R. Kingston,      This in-formation is also  Washington, DC
   Vice President and      available from the EDGAR   (information on the
   Assistant Treasurer     database on the U.S.       operation of the Public
 Nori L. Gabert, Vice      Secu-rities and Exchange   Reference Room may be
   President and           Commission's website at    ob-tained by calling
   Assistant Secretary     http://www.sec.gov.        1-800-SEC-0330).
 John E. McLean,
   Assistant Secretary     DELIVERY OF SHAREHOLDER    PROXY VOTING RECORD ON
 Kathleen Fuentes,         DOCUMENTS                  FUND PORTFOLIO SECURITIES
   Assistant Secretary     The Fund has adopted a     Information regarding how
 Diedre L. Shepherd,       policy that allows it to   the Fund voted proxies
   Assistant Treasurer     send only one copy of the  relating to securities
 Matthew J. Hackethal,     Fund's prospectus, proxy   held in the Fund's
   Anti-Money Laundering   material, annual report    portfolio during the most
   Compliance Officer      and semi-annual report     recent twelve month
                           (the "shareholder          period ended June 30 is
INVESTMENT ADVISER         documents") to             available, once filed
 SunAmerica Asset          shareholders with          with the U.S. Securities
   Management Corp.        multiple accounts          and Exchange Commis-sion,
 Harborside Financial      residing at the same       without charge, upon
   Center                  "household." This          request, by calling
 3200 Plaza 5              practice is called         (800) 858-8850 or on the
 Jersey City, NJ           householding and reduces   U.S. Securities and
   07311-4992              Fund expenses, which       Exchange Commission's
                           benefits you and other     website at
DISTRIBUTOR                shareholders. Unless the   http://www.sec.gov.
 SunAmerica Capital        Fund receives
   Services, Inc.          instructions to the        This report is submitted
 Harborside Financial      con-trary, you will only   solely for the general
   Center                  receive one copy of the    information of
 3200 Plaza 5              shareholder documents.     shareholders of the Fund.
 Jersey City, NJ           The Fund will continue to  Distribution of this
   07311-4992              household the              report to persons other
                           share-holder documents     than shareholders of the
SHAREHOLDER SERVICING      indefinitely, until we     Fund is authorized only
AGENT                      are instructed otherwise.  in connection with a
 SunAmerica Fund           If you do not wish to      currently effective
   Services, Inc.          participate in             prospectus, setting forth
 Harborside Financial      householding, please       details of the Fund,
   Center                  contact Shareholder        which must precede or
 3200 Plaza 5              Services at (800)          accompany this report.
 Jersey City, NJ           858-8850 ext. 6010 or
   07311-4992              send a written request     The accompanying report
                           with your name, the name   has not been audited by
TRANSFER AGENT             of your fund(s) and your   independent accountants
 State Street Bank and     account number(s) to       and accordingly no
   Trust Company           SunAmerica Mutual Funds    opinion has been
 P.O. Box 219373           c/o BFDS, P.O. Box         expressed thereon.
 Kansas City, MO 64141     219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                   1   Go to
                       www.sunamericafunds.com
                   2
                       Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

WWW.SUNAMERICAFUNDS.COM

SFSAN - 6/11

[LOGO]


Sun America
Mutual Funds

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 6, 2011


By: /s/ Donna M. Handel
    ------------------------------------
    Donna M. Handel
    Treasurer

Date: September 6, 2011